Income Tax	12 Months Ended
Dec. 31, 2019
Deferred Tax Expense Income [Abstract]
Income Tax
22.	INCOME TAX
22.1.	Losses available for offsetting against future taxable income

At December 31, 2017, 2018 and 2019, the tax loss carry forwards for the Company amounted to €226,708, €305,530 and €384,471, respectively.

Such carry forwards can be offset against future taxable profit within a limit of €1.0 million per year plus 50% of the profit exceeding this limit. Remaining unused losses will continue to be carried forward indefinitely.

22.2	Deferred tax assets and liabilities

The Group's main sources of deferred tax assets and liabilities as of December 31, 2017 and 2018 related to:

Tax loss carry forwards: €226,708 and €305,530, respectively;

•	Temporary differences:
•	related to the OCEANE: a net deferred tax liability for €2,165 and €1,773 as of December 31, 2017 and 2018, respectively and
•	related to post-employment benefits: €936 and €1,085, respectively, or an impact on deferred tax assets of €262 and €304, respectively.

The Group’s main sources of deferred tax assets and liabilities as of December 31, 2019 related to:

•	Tax losses carry forwards: €384,471 (compared to €305,530 as of December 31, 2018);
•	Temporary differences related to:
o	the OCEANE: a deferred tax liability of €3,182 and an asset of €1,989, i.e., a net deferred tax liability of €1,193; and
o	post-employment benefits: a deferred tax liability of €352 offset by an asset of the same amount;

The Company offsets its deferred tax assets and liabilities (€1,988 and €3,182, respectively), as permitted by IAS 12, resulting in a net deferred tax liability of €1,193.

The income tax benefit for the period is mainly due to the decrease in the net deferred tax liability over the period.

Oher than as it relates to deferred tax assets recognized based on the available deferred tax liabilities, no other deferred tax asset has been recognized as it is not probable that taxable profit will be available to offset deductible temporary differences and tax loss carry forwards.